Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2024
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans
The following table presents the components of net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024

	(in millions of yen)
Service cost-benefits earned during the fiscal year	33,190	30,460	28,936
I nterest costs on projected benefit obligations	5,636	6,917	9,982
Expected return on plan assets	(37,051)	(36,322)	(34,565)
Amortization of prior service cost (benefits)	(4,820)	(4,854)	(4,890)
Amortization of net actuarial loss (gain)	(20,485)	(19,453)	(29,045)
Special termination benefits	10,791	7,269	1,244
Loss (gain) on settlement	—	—	2,210
Other	—	—	3,179

Net periodic benefit cost	(12,739)	(15,983)	(22,948)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2023 and 2024 are summarized as follows:

	2023	2024

	(in millions of yen)
Net actuarial gain (loss)	122,331	138,987
Amortization of net actuarial loss (gain)	(19,453)	(29,045)
Settlement loss (gain) of net actuarial loss (gain)	—	2,210
Amortization of prior service cost (benefits)	(4,854)	(4,890)

Total recognized in other comprehensive income (loss) before-tax	98,024	107,262

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2022	2023	2024
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.52%	0.82%	1.00%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Interest credit rates	4.39%	4.45%	4.52%

	2022	2023	2024
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.38%	0.52%	0.82%
Rates of increase in future compensation levels	1.80%	2.00%	2.00%
Expected rates of return on plan assets	1.54%	1.72%	1.66%
Interest credit rates	4.38%	4.39%	4.45%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2023 and 2024 for the plans of MHFG and its subsidiaries:

	2023	2024

	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,377,739	1,287,692
Service cost	30,460	28,936
Interest cost	6,917	9,982
Plan participants’ contributions	1,053	1,026
Actuarial loss (gain)	(48,856)	(23,767)
Foreign exchange translation	3,250	6,408
Benefits paid	(55,332)	(54,458)
Lump-sum payments	(27,539)	(17,838)
Settlement	—	(19,974)
Other	—	(1,045)

Benefit obligations at end of fiscal year	1,287,692	1,216,964

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,114,011	2,032,215
Actual return (negative return) on plan assets	92,893	140,967
Foreign exchange translation	3,158	7,204
Partial withdrawal of assets from employee retirement benefits trusts (Note)	(147,181)	(179,437)
Employer contributions	23,613	31,327
Plan participants’ contributions	1,053	1,026
Benefits paid	(55,332)	(54,458)
Settlement	—	(20,549)
Other	—	(1,677)

Fair value of plan assets at end of fiscal year	2,032,215	1,956,619

Funded status	744,523	739,655

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	768,998	763,254
Accrued pension liability	(24,475)	(23,600)

Net amount recognized	744,523	739,655

	2023	2024

	(in millions of yen)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	58,173	53,216
Net actuarial gain (loss)	524,571	636,790

Net amount recognized	582,744	690,007

Note:
During the fiscal years ended March 31, 2023 and 2024, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2024. No gains or losses have been recognized as a result of these transactions.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2023 and 2024:

	2023	2024

	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	29,389	27,787
Fair value of plan assets	4,914	4,187
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	29,389	27,787
Fair value of plan assets	4,914	4,187

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts
MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2024 is as follows:

Asset category	Asset ratio
Japanese equity securities	3.00%
Japanese debt securities	32.00%
Foreign equity securities	26.00%
Foreign debt securities	24.00%
General account of life insurance companies	10.00%
Other	5.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair Value of Plan Assets by Asset Category
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2023 and 2024, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 26 “Fair value.”

	2023					2024
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total

	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,018		—	—	1,018	907		—	—	907
Pooled funds (2)	5		6	—	11	5		8	—	13
Japanese debt securities:
Government bonds	123		—	—	123	85		—	—	85
Pooled funds (2)	—		8	—	8	—		9	—	9
Other	—		21	—	21	—		18	—	18
Foreign equity securities:
Common stocks	94		—	—	94	152		—	—	152
Pooled funds (2)	—		8	—	8	—		10	—	11
Foreign debt securities:
Government bonds	173		14	—	187	148		20	—	168
Pooled funds (2)	—		3	—	3	—		3	—	3
Other	—		15	—	15	—		31	—	31
General account of life insurance companies (3)	—		113	—	113	—		117	—	117
Other	101	(4)	5	—	106	38	(4)	(6)	—	32
Plan assets measured at net asset value (5)					325					410

Total assets at fair value	1,514		193	—	2,032	1,336		210	—	1,957

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥1,018 billion and ¥907 billion carried at fair value at March 31, 2023 and 2024, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Forecasted Benefit Payments Including Effect of Expected Future Service
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2025	75,229
2026	75,337
2027	74,087
2028	76,580
2029	75,596
2030-2034	324,753